Shareholders' equity (Narrative) (Details)	0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Oct. 29, 2014	May 21, 2014	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2009 EUR (€)	Oct. 29, 2014 EUR (€)	May 21, 2014	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2014 Lehman Brothers [Member] USD ($)	Dec. 31, 2013 Lehman Brothers [Member] USD ($)	Dec. 31, 2014 Lehman Brothers [Member] EUR (€)	Dec. 31, 2014 Common Shares [Member] vote	Dec. 31, 2014 Financing Preferred Shares [Member] EUR (€)	Dec. 31, 2013 Financing Preferred Shares [Member] EUR (€)	Dec. 31, 2014 Preferred Shares [Member]
Schedule of Capitalization [Line Items]
Common shares, authorized (in shares)			110,000,000	110,000,000
Common shares, par value (in euro per share)			€ 0.04	€ 0.04
Preferred shares, authorized (in shares)			118,000	118,000									8,000	8,000
Preferred shares, par value (in euro per share)			€ 40	€ 40									€ 40	€ 40
Common shares, outstanding (in shares)			62,968,184	63,468,390
Preferred shares, outstanding			0										0
Voting rights per share			one vote per €0.04 par value
Number of votes per share												1
Period after denial of preferred share transfer to provide list of acceptable buyers													2 months		2 months
Period after approval of preferred share transfer for shareholder to complete transfer													3 months		3 months
Preferred dividend paid-up amount					€ 5
Period after approval of preferred share transfer for management board to submit proposal to annul preferred shares			2 years
Shares purchased and held which were accounted for as treasury shares (in shares)			953,552					2,552,071
Shares bought back under the authorization (in shares)									25,643	2,305,069
Shortfall in the number of shares held (in shares)									221,359
Cash compensation received in lieu of treasury stock									529,000	6,251,000
Cash compensation receivable for dividends paid on unaccounted treasury stock											273,000
Adjustment to paid in capital as result of settlement of the Lehman treasury shares			0	4,190,000
Gain on dilution of investments in subsidiaries accounted in equity			3,561,000	3,587,000
Number of months to repurchase shares		18 months
Maximum percentage of share's average closing price							110.00%
Purchased and held shares accounted as treasury shares (in shares)			829,213
Maximum percentage of common shares issued which the company can hold in treasury			10.00%
Stock repurchase program authorized amount						€ 100,000,000
Share repurchase program percent maximum of average daily trading volume	25.00%
Stock repurchase program threshold consecutive trading days	20 days
Treasury stock acquired average cost per share			€ 33.45
Stock repurchase program, percent of authorized shares acquired			31.90%